FINANCING INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FINANCING INCOME, NET [Abstract]
Short-term interest expenses, commissions and other	$ (1,201)	$ (873)	$ (224)
Gains (losses) on derivative financial instruments			(314)
Gains in respect of marketable securities		2	22
Interest expenses in respect of long-term loans	(4)	(8)	(12)
Interest income in respect of deposit	1,998	1,770	1,817
Exchange rate differences and others, net	(555)	96	811
Financing income, net	$ 238	$ 987	$ 2,100